Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt discount - current portion	$ 18,557	$ 0
Debt discount - long-term portion	$ 480,716	$ 9,214	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	650,000,000	650,000,000	650,000,000
Common stock, shares issued	86,527,778	75,000,000	26,016,342
Common stock, shares outstanding	86,527,778	75,000,000	26,016,342